Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (0.4%)
	Ecolab Inc.	267,934	71,169
	Fastenal Co.	1,193,409	49,336
	Southern Copper Corp.	109,638	9,967
	Avery Dennison Corp.	37,361	6,640
	Celanese Corp.	34,447	1,820
*	Cleveland-Cliffs Inc.	194,766	1,135
	Chemours Co.	13,494	137
			140,204
Consumer Discretionary (19.8%)
*	Amazon.com Inc.	11,115,328	2,278,753
*	Tesla Inc.	3,437,495	1,190,954
*	Netflix Inc.	529,174	638,835
	Costco Wholesale Corp.	548,319	570,350
	Home Depot Inc.	979,049	360,574
	Booking Holdings Inc.	38,435	212,120
*	Uber Technologies Inc.	2,513,786	211,560
*	Spotify Technology SA	181,732	120,877
	TJX Cos. Inc.	828,435	105,128
	Starbucks Corp.	1,087,409	91,288
*	O'Reilly Automotive Inc.	65,928	90,157
*	Chipotle Mexican Grill Inc.	1,689,201	84,595
*	AutoZone Inc.	19,027	71,029
*	Airbnb Inc. Class A	529,308	68,281
*	Roblox Corp. Class A	649,285	56,475
	NIKE Inc. Class B	903,513	54,744
*	Copart Inc.	1,005,121	51,744
*	Lululemon Athletica Inc.	143,666	45,495
*	Trade Desk Inc. Class A	551,969	41,519
*	Coupang Inc.	1,431,901	40,165
	Hilton Worldwide Holdings Inc.	151,928	37,745
	Tractor Supply Co.	660,141	31,951
*	Live Nation Entertainment Inc.	195,224	26,783
	Royal Caribbean Cruises Ltd.	101,723	26,140
	Expedia Group Inc.	151,238	25,219
*	Duolingo Inc.	46,538	24,182
*	Ulta Beauty Inc.	49,546	23,359
*	DraftKings Inc. Class A	559,668	20,081
*	Deckers Outdoor Corp.	187,501	19,785
	Rollins Inc.	345,470	19,778
	Yum! Brands Inc.	133,758	19,253
	McDonald's Corp.	57,045	17,904
*	Burlington Stores Inc.	78,399	17,896
	Las Vegas Sands Corp.	430,686	17,727
	Darden Restaurants Inc.	76,472	16,381
	Texas Roadhouse Inc.	82,421	16,089
*	Carvana Co.	46,830	15,321
	Somnigroup International Inc.	226,389	14,729
	Williams-Sonoma Inc.	89,223	14,433
	Pool Corp.	46,105	13,859
	Ross Stores Inc.	93,060	13,037
	Wingstop Inc.	36,241	12,384
	Hasbro Inc.	150,271	10,025
*	Light & Wonder Inc.	109,447	9,863
	Murphy USA Inc.	22,637	9,661
*	Norwegian Cruise Line Holdings Ltd.	542,013	9,566
*	Liberty Media Corp.-Liberty Formula One Class C	91,867	8,868
	Churchill Downs Inc.	86,125	8,222
*	Cava Group Inc.	93,224	7,576
*	e.l.f. Beauty Inc.	66,501	7,481

		Shares	Market Value ($000)
	Domino's Pizza Inc.	15,013	7,113
	Estee Lauder Cos. Inc. Class A	102,939	6,891
*	Five Below Inc.	53,529	6,240
	Vail Resorts Inc.	38,857	6,224
*	Planet Fitness Inc. Class A	56,709	5,831
*	Valvoline Inc.	158,085	5,468
*	Etsy Inc.	89,959	4,979
*	Lyft Inc. Class A	316,574	4,825
*	Dutch Bros Inc. Class A	53,394	3,855
	Choice Hotels International Inc.	28,768	3,644
*	Floor & Decor Holdings Inc. Class A	47,416	3,399
	U-Haul Holding Co.	52,371	2,987
	Nexstar Media Group Inc.	14,177	2,416
*	SiteOne Landscape Supply Inc.	20,373	2,380
*	Grand Canyon Education Inc.	11,435	2,262
	TKO Group Holdings Inc.	13,369	2,110
	H&R Block Inc.	32,820	1,869
*	SharkNinja Inc.	16,161	1,486
*	Bright Horizons Family Solutions Inc.	10,670	1,379
*	Crocs Inc.	12,695	1,295
	Wendy's Co.	104,954	1,196
	Dick's Sporting Goods Inc.	6,242	1,119
*	Avis Budget Group Inc.	8,231	1,002
	Hyatt Hotels Corp. Class A	7,370	973
*	YETI Holdings Inc.	31,394	959
*	Liberty Media Corp.-Liberty Formula One Class A	10,651	939
*	Skechers USA Inc. Class A	14,172	879
*	CarMax Inc.	13,397	864
	Wynn Resorts Ltd.	9,291	841
	Wyndham Hotels & Resorts Inc.	8,141	674
*	American Airlines Group Inc.	58,347	666
*	RH	3,642	660
*	Madison Square Garden Sports Corp.	1,803	342
*	U-Haul Holding Co. (XNYS)	5,305	339
*	TripAdvisor Inc.	7,369	105
			6,988,152
Consumer Staples (2.2%)
	Coca-Cola Co.	2,751,160	198,359
	PepsiCo Inc.	1,343,267	176,572
	Procter & Gamble Co.	650,795	110,564
	Cencora Inc.	214,162	62,372
	Colgate-Palmolive Co.	552,724	51,370
	McKesson Corp.	67,657	48,680
*	Monster Beverage Corp.	698,968	44,699
	Sysco Corp.	377,357	27,547
	Kimberly-Clark Corp.	168,417	24,212
	Clorox Co.	153,470	20,240
*	Celsius Holdings Inc.	217,796	8,250
	Hershey Co.	25,012	4,019
	Casey's General Stores Inc.	7,896	3,456
	Lamb Weston Holdings Inc.	56,369	3,144
*	Performance Food Group Co.	27,020	2,420
*	Freshpet Inc.	18,398	1,475
*	Boston Beer Co. Inc. Class A	2,132	490
	Pilgrim's Pride Corp.	4,862	239
			788,108
Energy (0.5%)
	Targa Resources Corp.	267,404	42,231
	Cheniere Energy Inc.	141,138	33,448
	Hess Corp.	223,454	29,539
	Texas Pacific Land Corp.	23,198	25,843
*	Enphase Energy Inc.	162,771	6,737
	Weatherford International plc	89,240	3,891
	Antero Midstream Corp.	160,157	3,008
	EQT Corp.	45,117	2,487
	Permian Resources Corp.	171,629	2,164
	Viper Energy Inc.	45,938	1,823
	Civitas Resources Inc.	32,821	899
	Matador Resources Co.	11,088	477

		Shares	Market Value ($000)
[1]	New Fortress Energy Inc.	55,473	138
			152,685
Financials (2.9%)
	Progressive Corp.	609,492	173,663
	Blackstone Inc.	892,337	123,821
	Moody's Corp.	195,435	93,676
	Apollo Global Management Inc.	482,569	63,067
	Goldman Sachs Group Inc.	100,391	60,280
	Ameriprise Financial Inc.	108,480	55,242
*	Coinbase Global Inc. Class A	210,419	51,893
*	NU Holdings Ltd. Class A	4,011,474	48,178
	LPL Financial Holdings Inc.	97,807	37,867
	Ares Management Corp. Class A	228,711	37,852
	Broadridge Financial Solutions Inc.	132,153	32,091
	MSCI Inc.	54,411	30,689
	KKR & Co. Inc.	239,839	29,131
	Equitable Holdings Inc.	386,336	20,426
	Marsh & McLennan Cos. Inc.	83,602	19,534
	Charles Schwab Corp.	204,919	18,103
	Brown & Brown Inc.	129,987	14,675
	Kinsale Capital Group Inc.	27,221	12,848
	Blue Owl Capital Inc.	647,864	12,102
	Morgan Stanley	83,722	10,719
	Allstate Corp.	50,710	10,642
	Morningstar Inc.	32,986	10,173
	Ryan Specialty Holdings Inc.	126,610	9,061
	Tradeweb Markets Inc. Class A	56,676	8,187
	FactSet Research Systems Inc.	16,636	7,624
	Arthur J Gallagher & Co.	20,981	7,290
*	Markel Group Inc.	3,664	7,114
	Lazard Inc.	126,596	5,494
	Everest Group Ltd.	8,560	2,972
	Jefferies Financial Group Inc.	60,781	2,954
*	Credit Acceptance Corp.	6,002	2,865
*	SoFi Technologies Inc.	208,645	2,775
	Ally Financial Inc.	46,088	1,613
	TPG Inc.	32,535	1,566
	Houlihan Lokey Inc.	5,984	1,045
	XP Inc. Class A	51,046	988
	Popular Inc.	8,912	923
	RLI Corp.	6,130	471
	UWM Holdings Corp.	80,191	345
			1,029,959
Health Care (6.4%)
	Eli Lilly & Co.	990,163	730,414
*	Intuitive Surgical Inc.	436,915	241,326
	Merck & Co. Inc.	3,136,114	240,979
	AbbVie Inc.	946,614	176,174
	Amgen Inc.	516,661	148,891
	Zoetis Inc.	460,692	77,686
*	Vertex Pharmaceuticals Inc.	159,871	70,671
*	IDEXX Laboratories Inc.	100,494	51,590
*	Veeva Systems Inc. Class A	182,350	51,003
	Stryker Corp.	132,898	50,852
*	Alnylam Pharmaceuticals Inc.	141,428	43,073
*	Dexcom Inc.	482,343	41,385
*	Insulet Corp.	86,351	28,067
	Cardinal Health Inc.	178,870	27,625
	UnitedHealth Group Inc.	77,326	23,346
*	Natera Inc.	141,567	22,329
	HCA Healthcare Inc.	56,094	21,394
	Elevance Health Inc.	46,044	17,674
*	Waters Corp.	44,453	15,525
*	Neurocrine Biosciences Inc.	123,281	15,166
*	Molina Healthcare Inc.	44,228	13,491
*	Exelixis Inc.	289,221	12,448
*	Penumbra Inc.	45,602	12,174
	ResMed Inc.	49,050	12,007
	West Pharmaceutical Services Inc.	54,463	11,484

		Shares	Market Value ($000)
*	Edwards Lifesciences Corp.	138,172	10,808
*	Align Technology Inc.	54,275	9,821
	Cigna Group	30,303	9,595
*	Medpace Holdings Inc.	31,422	9,266
*	DaVita Inc.	58,325	7,947
*	Ionis Pharmaceuticals Inc.	179,945	6,030
	Regeneron Pharmaceuticals Inc.	10,839	5,314
*	Exact Sciences Corp.	89,013	5,010
*	Inspire Medical Systems Inc.	36,158	4,997
*	Masimo Corp.	27,894	4,533
*	Sarepta Therapeutics Inc.	113,141	4,254
*	Ultragenyx Pharmaceutical Inc.	109,806	3,737
	GE HealthCare Technologies Inc.	52,901	3,732
*	IQVIA Holdings Inc.	25,170	3,532
*	Viking Therapeutics Inc.	131,458	3,523
	Bruker Corp.	85,543	3,139
*	Apellis Pharmaceuticals Inc.	132,336	2,240
*	Repligen Corp.	9,845	1,162
	Chemed Corp.	1,836	1,055
*	10X Genomics Inc. Class A	86,776	827
*	Incyte Corp.	11,538	751
*	Doximity Inc. Class A	11,694	609
*	Fortrea Holdings Inc.	11,298	49
			2,258,705
Industrials (8.1%)
	Visa Inc. Class A	2,133,679	779,198
	Mastercard Inc. Class A	1,008,531	590,596
	Automatic Data Processing Inc.	471,787	153,581
	Sherwin-Williams Co.	264,217	94,804
	Cintas Corp.	405,717	91,895
	Union Pacific Corp.	361,444	80,118
	American Express Co.	257,037	75,582
	General Electric Co.	286,188	70,377
*	Axon Enterprise Inc.	89,668	67,283
	Verisk Analytics Inc.	174,184	54,718
	WW Grainger Inc.	46,772	50,867
*	Fair Isaac Corp.	24,802	42,815
	Trane Technologies plc	95,483	41,083
	Lockheed Martin Corp.	83,465	40,262
	Old Dominion Freight Line Inc.	239,167	38,307
*	Fiserv Inc.	222,758	36,263
	Illinois Tool Works Inc.	135,743	33,268
*	Boeing Co.	151,732	31,457
	Caterpillar Inc.	84,785	29,508
	Honeywell International Inc.	124,924	28,317
*	Corpay Inc.	83,427	27,123
	HEICO Corp. Class A	99,855	23,550
	Paychex Inc.	142,759	22,543
	Lennox International Inc.	39,623	22,365
	Comfort Systems USA Inc.	43,452	20,780
	TransDigm Group Inc.	13,596	19,965
	Quanta Services Inc.	54,951	18,824
	3M Co.	125,118	18,561
*	Block Inc. (XNYS)	289,828	17,897
	Booz Allen Hamilton Holding Corp.	155,886	16,563
	HEICO Corp.	54,919	16,456
*	XPO Inc.	141,327	16,087
	Veralto Corp.	137,403	13,882
	United Rentals Inc.	19,563	13,858
	Vulcan Materials Co.	42,266	11,203
	EMCOR Group Inc.	22,202	10,476
*	Paylocity Holding Corp.	53,617	10,236
*	Core & Main Inc. Class A	154,428	8,464
	Equifax Inc.	30,543	8,069
	AAON Inc.	83,317	8,023
*	Trex Co. Inc.	132,101	7,380
*	Shift4 Payments Inc. Class A	75,674	7,173
	Eagle Materials Inc.	31,133	6,295
*	AZEK Co. Inc.	122,626	6,071

		Shares	Market Value ($000)
	Howmet Aerospace Inc.	30,583	5,196
*	Saia Inc.	19,093	5,048
	Louisiana-Pacific Corp.	54,054	4,869
*	Generac Holdings Inc.	35,128	4,290
*	Loar Holdings Inc.	47,539	4,138
	Rockwell Automation Inc.	12,849	4,055
	RPM International Inc.	35,531	4,045
*	Zebra Technologies Corp. Class A	13,537	3,923
	Lincoln Electric Holdings Inc.	19,009	3,680
	Advanced Drainage Systems Inc.	32,818	3,609
	Expeditors International of Washington Inc.	28,142	3,172
	Ferguson Enterprises Inc.	16,594	3,026
	BWX Technologies Inc.	22,981	2,886
	Carlisle Cos. Inc.	7,514	2,857
	Armstrong World Industries Inc.	18,033	2,806
	Tetra Tech Inc.	70,803	2,474
	Martin Marietta Materials Inc.	4,210	2,305
	WillScot Holdings Corp.	65,145	1,756
*	Standard Aero Inc.	53,604	1,572
*	Builders FirstSource Inc.	12,736	1,371
*	BILL Holdings Inc.	30,973	1,353
	TransUnion	13,650	1,169
*	TopBuild Corp.	2,896	819
	Simpson Manufacturing Co. Inc.	4,908	764
	Western Union Co.	73,435	681
*	Spirit AeroSystems Holdings Inc. Class A	18,045	675
*	WEX Inc.	4,537	603
	MKS Inc.	4,968	408
	Cognex Corp.	11,445	343
	Sealed Air Corp.	9,860	318
			2,856,354
Real Estate (0.5%)
	American Tower Corp.	577,355	123,929
	Iron Mountain Inc.	205,520	20,287
	Simon Property Group Inc.	102,433	16,704
	Public Storage	29,719	9,166
	Equinix Inc.	6,399	5,687
*	Jones Lang LaSalle Inc.	18,081	4,027
	Lamar Advertising Co. Class A	27,139	3,271
			183,071
Technology (58.1%)
	Microsoft Corp.	8,730,386	4,019,120
	NVIDIA Corp.	27,495,882	3,715,519
	Apple Inc.	17,265,524	3,467,780
	Meta Platforms Inc. Class A	2,360,018	1,528,088
	Broadcom Inc.	5,526,503	1,337,801
	Alphabet Inc. Class A	6,967,222	1,196,551
	Alphabet Inc. Class C	5,751,530	994,152
*	Palantir Technologies Inc. Class A	2,546,072	335,521
	Oracle Corp.	1,976,882	327,233
	Salesforce Inc.	969,191	257,194
*	ServiceNow Inc.	253,913	256,729
	Intuit Inc.	337,684	254,435
*	Adobe Inc.	538,345	223,462
	QUALCOMM Inc.	1,295,522	188,110
*	Palo Alto Networks Inc.	800,131	153,961
*	Advanced Micro Devices Inc.	1,314,026	145,502
	Applied Materials Inc.	924,915	144,980
*	Crowdstrike Holdings Inc. Class A	284,542	134,125
	Lam Research Corp.	1,589,710	128,433
*	AppLovin Corp. Class A	324,212	127,415
	KLA Corp.	164,406	124,436
*	Cadence Design Systems Inc.	337,018	96,748
*	Synopsys Inc.	190,682	88,473
*	DoorDash Inc. Class A	381,532	79,607
*	Snowflake Inc. Class A	386,082	79,405
*	Autodesk Inc.	266,404	78,888
	Amphenol Corp. Class A	851,563	76,581
*	Workday Inc. Class A	261,680	64,821

		Shares	Market Value ($000)
*	Fortinet Inc.	636,766	64,810
*	Cloudflare Inc. Class A	376,458	62,451
	Vertiv Holdings Co. Class A	442,574	47,767
*	Datadog Inc. Class A	375,667	44,284
*	Atlassian Corp. Ltd. Class A	199,739	41,472
*	Gartner Inc.	93,165	40,659
	Monolithic Power Systems Inc.	58,072	38,438
*	HubSpot Inc.	61,276	36,147
*	Zscaler Inc.	115,173	31,753
*	GoDaddy Inc. Class A	172,811	31,477
*	Tyler Technologies Inc.	44,560	25,711
	Texas Instruments Inc.	136,201	24,904
*	Super Micro Computer Inc. (XNGS)	612,454	24,510
*	Toast Inc. Class A	572,169	24,134
*	Pinterest Inc. Class A	730,657	22,731
*	Docusign Inc.	247,804	21,958
*	Dynatrace Inc.	368,620	19,909
*	Pure Storage Inc. Class A	330,857	17,731
*	MongoDB Inc.	88,520	16,715
	CDW Corp.	83,544	15,068
*	PTC Inc.	88,808	14,948
*	Manhattan Associates Inc.	74,922	14,144
	Teradyne Inc.	175,881	13,824
	Entegris Inc.	186,110	12,793
	NetApp Inc.	112,402	11,146
	Paycom Software Inc.	39,644	10,271
*	Guidewire Software Inc.	46,051	9,902
*	Okta Inc.	89,417	9,225
*	Procore Technologies Inc.	132,198	8,880
*	Elastic NV	107,579	8,700
	Bentley Systems Inc. Class B	173,337	8,273
*	Gitlab Inc. Class A	156,008	7,100
*	Confluent Inc. Class A	306,082	7,049
	HP Inc.	280,546	6,986
*	Nutanix Inc. Class A	87,942	6,744
*	MicroStrategy Inc. Class A	17,986	6,638
*	Lattice Semiconductor Corp.	145,698	6,548
*	UiPath Inc. Class A	453,183	6,032
	Dell Technologies Inc. Class C	53,781	5,984
*	Appfolio Inc. Class A	28,003	5,913
	Pegasystems Inc.	55,119	5,410
	Marvell Technology Inc.	84,778	5,103
*	Twilio Inc. Class A	37,420	4,404
*	Unity Software Inc.	168,289	4,389
	Universal Display Corp.	29,048	4,164
*	Globant SA	39,060	3,831
*	Teradata Corp.	118,083	2,593
*	RingCentral Inc. Class A	98,627	2,557
*	Five9 Inc.	91,784	2,433
*	Dropbox Inc. Class A	83,873	2,421
	VeriSign Inc.	6,678	1,820
	Jabil Inc.	10,807	1,816
*	nCino Inc.	63,922	1,681
*	Onto Innovation Inc.	15,529	1,428
*	DoubleVerify Holdings Inc.	99,808	1,371
*,1	Trump Media & Technology Group Corp.	62,535	1,334
*	Dayforce Inc.	19,701	1,164
*	SentinelOne Inc. Class A	56,284	991
*	EPAM Systems Inc.	4,240	740
	KBR Inc.	14,150	738
*	Astera Labs Inc.	6,861	622
	Ingram Micro Holding Corp.	5,508	105
			20,509,914
Telecommunications (0.5%)
*	Arista Networks Inc.	1,274,117	110,389
	Motorola Solutions Inc.	97,002	40,293
*	Liberty Broadband Corp. Class C	33,098	3,105
*	Roku Inc.	23,440	1,698
	Ubiquiti Inc.	2,298	908

		Shares	Market Value ($000)
*	Liberty Broadband Corp. Class A	5,272	490
	Iridium Communications Inc.	12,544	319
			157,202
Utilities (0.6%)
	Waste Management Inc.	495,876	119,491
	Vistra Corp.	419,418	67,346
	Constellation Energy Corp.	61,883	18,946
	NRG Energy Inc.	102,001	15,902
			221,685
Total Common Stocks (Cost $22,604,159)			35,286,039
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 4.342% (Cost $8,745)	87,459	8,745
Total Investments (100.0%) (Cost $22,612,904)			35,294,784
Other Assets and Liabilities—Net (0.0%)			16,495
Net Assets (100%)			35,311,279
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,425.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,488 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2025	2	855	1
E-mini S&P 500 Index	June 2025	85	25,143	344
				345
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.